Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2025		Mar. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 8,738		$ 7,449
Financial assets at fair value through profit or loss designated upon initial recognition	3
Financial assets at fair value through profit or loss mandatory	326		395
Financial assets at fair value through OCI equity instruments designated upon initial recognition	27		25
Financial assets at fair value through OCI mandatory	2,228		2,331
Financial assets total carrying value	11,322		10,200
Financial assets total fair value	11,333		10,215
Financial liabilities amortised cost	3,381		3,363
Financial liabilities at fair value through profit or loss mandatory	83		76
Financial liabilities at fair value through OCI mandatory	4
Financial liabilities total carrying value	3,468		3,439
Financial liabilities total fair value	3,468		3,439
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	487		474
Financial liabilities total carrying value	487		474
Financial liabilities total fair value	487		474
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	962		1,002
Financial liabilities total carrying value	962		1,002
Financial liabilities total fair value	962		1,002
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	3		4
Financial liabilities at fair value through OCI mandatory	4
Financial liabilities total carrying value	7		4
Financial liabilities total fair value	7		4
Financial Liability Under Option Arrangements
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	77		72
Financial liabilities total carrying value	77		72
Financial liabilities total fair value	77		72
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,932		1,887
Financial liabilities at fair value through profit or loss mandatory	3
Financial liabilities total carrying value	1,935		1,887
Financial liabilities total fair value	1,935		1,887
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities total fair value	3
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,861		1,773
Financial assets total carrying value	2,861		1,773
Financial assets total fair value	2,861		1,773
Liquid Mutual Funds
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	229		313
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	229		313
Financial assets total carrying value	229		313
Financial assets total fair value	229		313
Quoted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	1,602		1,620
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	193		211
Financial assets at fair value through OCI mandatory	1,389		1,384
Financial assets total carrying value	1,582		1,595
Financial assets total fair value	1,602	[1]	1,620	[2]
Target Maturity Fund Units
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	54		51
Target Maturity Fund Units | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	54		51
Financial assets total carrying value	54		51
Financial assets total fair value	54		51
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	410		365
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	410		365
Financial assets total carrying value	410		365
Financial assets total fair value	410		365
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	426		579
Commercial Paper | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	426		579
Financial assets total carrying value	426		579
Financial assets total fair value	426		579
Quoted Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	7		14
Quoted Equity Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI equity instruments designated upon initial recognition	7		14
Financial assets total carrying value	7		14
Financial assets total fair value	7		14
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	23		11
Unquoted Equity and Preference Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss designated upon initial recognition	3
Financial assets at fair value through OCI equity instruments designated upon initial recognition	20		11
Financial assets total carrying value	23		11
Financial assets total fair value	23		11
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	23		24
Unquoted Investments Others | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	23		24
Financial assets total carrying value	23		24
Financial assets total fair value	23		24
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	3,645		3,620
Financial assets total carrying value	3,645		3,620
Financial assets total fair value	3,645		3,620
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	1,195	[3]	1,151	[4]
Financial assets total carrying value	1,195	[3]	1,151	[4]
Financial assets total fair value	1,195	[3]	1,151	[4]
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	844		694
Financial assets total carrying value	844		694
Financial assets total fair value	835	[5]	684	[6]
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	20		7
Financial assets at fair value through OCI mandatory	3		3
Financial assets total carrying value	23		10
Financial assets total fair value	$ 23		$ 10

[1]	On account of fair value changes including interest accrued
[2]	On account of fair value changes including interest accrued
[3]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[4]	Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones
[5]	Excludes interest accrued on quoted debt securities carried at amortized cost of $9 million
[6]	Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million